Reserves	12 Months Ended
Jun. 30, 2018
Reserves Abstract
Reserves

Note 15.          Reserves

Nature and Purpose of the Reserve

The reserve recognizes option reserves which are the expense recognized in respect of share-based payments, and foreign currency translation reserve arising from translation of foreign subsidiary.

	30 June 2018		30 June 2017		30 June 2016
	No.	AUD$	No.	AUD$	No.	AUD$
Options over Fully Paid Ordinary Shares
Balance at
Beginning of year	63,690,523	2,434,135	9,937,629	2,132,301	7,188,676	560,646
Capital consolidation (40:1)			—	—	—	—
Options issued during the year	8,424,157	156,392	56,002,894	136,784	7,425,532	285,600
Granted options to be issued(*)			—	—	—	—
Options exercised during the year	(300,000)	—	—	—	(1,060,166)	(71,875)
Expense of vested options	—	59,975	—	333,950	—	1,606,275
Lapse of unexercised options	(465,500)	(463)	(2,250,000)	(168,900)	(3,616,413)	(248,345)
Closing Balance	71,349,180	2,650,039	63,690,523	2,434,135	9,937,629	2,132,301

Foreign currency translation reserve
Opening balance		36,282		(3,735)		(12,581)
Movement during the year	—	(79,599)	—	40,017	—	8,846
Closing balance	—	(43,317)		36,282		(3,735)
Total Reserves	71,349,180	2,606,722	63,690,523	2,470,417	9,937,629	2,128,566

(*) On 9 December 2016, the Company issued 1 million options exercisable at A$0.50 per option expiring on April 1, 2017 to an employee under the Company’s ESOP following the successful completion of the related milestone pertaining to a minimum recruitment of 100 patients into the Company’s NASH Phase 2 clinical trial

During the Full Year ended 30 June 2018, the Company issued the following options:

Date	Details	No.	AUD$	AUD$
15-Mar-18	Issue of options- Free-attaching 3 options for every 5 new shares as a part of the capital raise	7,897,647	—	—
15-Mar-18	Issue of options - Broker shares as part of placement fee	526,510	0.3	156,392
Total 2018 Movement		8,424,157		156,392

During the Full Year ended 30 June 2017, the Company issued the following options:

Date	Details	No.	AUD$	AUD$
7 Jul 2016	Right issue**	18,045,512	—	—
7 Jul 2016	Right issue	3,275,466	—	—
29 Sep 2016	Right issue to oversubscribes and private placement	3,968,916	—	—
9 Dec 2016	Unlisted options in lieu of services	200,000	0.143	28,620
9 Jun 2017	Options issued to cover equivalent of 610,000 warrants on issue with NASDAQ	24,400,000	0.00033	8,101
9 Jun 2017	Options issued to cover equivalent of 35,075 warrants on issue with NASDAQ	1,403,000	0.00033	463
13 Jun 2017	Options issued to cover equivalent of 91,500 warrants on issue with NASDAQ	3,660,000	0.00033	1,215
22 Jun 2017	Unlisted options in lieu of services	1,050,000	0.094	98,385
Total 2017 Movement		56,002,894		136,784

(**) As of 30 June 2016, the Company was committed to issue 18,045,512 options in relation to the A$4,511,378 received in capital raising. These options were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these options were issued to Grandlodge on the same terms and conditions as all other subscribers.

On 22 June 2017, the Company issued Professor Ravi Savarirayan, a Non-Executive Director of Immuron Limited, 1,000,000 unlisted options exercisable at A$0.50 on or before 27 Nov 2019. During the Annual General Meeting in 2018, the shareholders approved the issuance of the options to Ravi Savarirayan.

During the Full Year ended 30 June 2016, the Company issued the following options:

Date		No.	Issue Price AUD$	Total Value AUD$

27 Nov 2015	Issue of Unlisted Options in lieu of cash payment for additional services as per Resolution 5A - 5D of the AGM held on 25 Nov 2015	6,000,000	—	1,606,275
18 Feb 2016	Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016	1,000,000	0.186	185,600
31 May 2016	Issue of Unlisted Options in lieu of cash payment for services received	425,532	0.235	100,000
Total 2016 Movement		7,425,532		1,891,875